Share-based payments transactions - Disclosure of Number and Weighted Average Exercise Prices of Outstanding Share Options (Details) - Global Blue Management Incentive Plan shares in Thousands	Oct. 23, 2020 tranche exercise_price tranche_option vesting_period $ / shares shares	Sep. 14, 2022 $ / shares shares
SOP 2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of tranches of options | tranche	4
Number of vesting period | vesting_period	4
Number of options per tranche | tranche_option	4
Number of exercice price per tranche of options | exercise_price	4
Number of share options granted in share-based payment arrangement (in shares)	7,970
SOP 2020 | Vesting tranche one
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	2,989
SOP 2020 | Vesting tranche two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	997
SOP 2020 | Vesting tranche three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	1,992
SOP 2020 | Vesting tranche four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	1,992
SOP 2020 MOD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)		2,749
SOP 2020 MOD | Vesting tranche one
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)		1,031
SOP 2020 MOD | Vesting tranche two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)		344
SOP 2020 MOD | Vesting tranche three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)		687
SOP 2020 MOD | Vesting tranche four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)		687
Exercise price range one | SOP 2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares	$ 8.50
Number of share options granted in share-based payment arrangement (in shares)	2,589
Exercise price range one | SOP 2020 | Vesting tranche one
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	971
Exercise price range one | SOP 2020 | Vesting tranche two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	324
Exercise price range one | SOP 2020 | Vesting tranche three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	647
Exercise price range one | SOP 2020 | Vesting tranche four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	647
Exercise price range one | SOP 2020 MOD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares	$ 8.50	$ 6.42
Number of share options granted in share-based payment arrangement (in shares)		893
Exercise price range one | SOP 2020 MOD | Vesting tranche one
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)		335
Exercise price range one | SOP 2020 MOD | Vesting tranche two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)		112
Exercise price range one | SOP 2020 MOD | Vesting tranche three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)		223
Exercise price range one | SOP 2020 MOD | Vesting tranche four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)		223
Exercise price range two | SOP 2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares	$ 10.50
Number of share options granted in share-based payment arrangement (in shares)	2,192
Exercise price range two | SOP 2020 | Vesting tranche one
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	822
Exercise price range two | SOP 2020 | Vesting tranche two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	274
Exercise price range two | SOP 2020 | Vesting tranche three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	548
Exercise price range two | SOP 2020 | Vesting tranche four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	548
Exercise price range two | SOP 2020 MOD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares	$ 10.50	$ 8.42
Number of share options granted in share-based payment arrangement (in shares)		757
Exercise price range two | SOP 2020 MOD | Vesting tranche one
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)		284
Exercise price range two | SOP 2020 MOD | Vesting tranche two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)		95
Exercise price range two | SOP 2020 MOD | Vesting tranche three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)		189
Exercise price range two | SOP 2020 MOD | Vesting tranche four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)		189
Exercise price range three | SOP 2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares	$ 12.50
Number of share options granted in share-based payment arrangement (in shares)	1,793
Exercise price range three | SOP 2020 | Vesting tranche one
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	673
Exercise price range three | SOP 2020 | Vesting tranche two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	224
Exercise price range three | SOP 2020 | Vesting tranche three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	448
Exercise price range three | SOP 2020 | Vesting tranche four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	448
Exercise price range three | SOP 2020 MOD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares	$ 12.50	$ 10.42
Number of share options granted in share-based payment arrangement (in shares)		619
Exercise price range three | SOP 2020 MOD | Vesting tranche one
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)		232
Exercise price range three | SOP 2020 MOD | Vesting tranche two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)		77
Exercise price range three | SOP 2020 MOD | Vesting tranche three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)		155
Exercise price range three | SOP 2020 MOD | Vesting tranche four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)		155
Exercise price range four | SOP 2020
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares	$ 14.50
Number of share options granted in share-based payment arrangement (in shares)	1,396
Exercise price range four | SOP 2020 | Vesting tranche one
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	523
Exercise price range four | SOP 2020 | Vesting tranche two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	175
Exercise price range four | SOP 2020 | Vesting tranche three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	349
Exercise price range four | SOP 2020 | Vesting tranche four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)	349
Exercise price range four | SOP 2020 MOD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (in USD per share) | $ / shares	$ 14.50	$ 12.42
Number of share options granted in share-based payment arrangement (in shares)		480
Exercise price range four | SOP 2020 MOD | Vesting tranche one
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)		180
Exercise price range four | SOP 2020 MOD | Vesting tranche two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)		60
Exercise price range four | SOP 2020 MOD | Vesting tranche three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)		120
Exercise price range four | SOP 2020 MOD | Vesting tranche four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options granted in share-based payment arrangement (in shares)		120